Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Supplemental Balance sheet Information related to Leases
The following table summarizes supplemental balance sheet information related to leases as of December 31, 2022 and December 31, 2021 (in thousands):

	December 31, 2022	December 31, 2021
Assets:
Operating lease right-of-use assets	$111	$166

Total right-of-use assets	111	166

Liabilities
Operating lease liabilities, current	60	44
Operating lease liabilities, non-current	60	126

Total operating lease liabilities	$120	$170

Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2022, the future minimum annual lease payments under the existing operating leases were as follows (in thousands, except for weighted-average remaining lease term and weighted-average discount rate):

2023	67
2024	62

Total remaining lease payments	129
Less: imputed interest	(9)

Total operating lease liabilities	120
Less: current portion	(60)

Long-term operating lease liabilities	$60

Weighted-average remaining lease term ( in years )	1.8
Weighted-average discount rate	8%